‘33 Act File No. 002-73024
‘40 Act File No. 811-03213

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 12, 2009

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Post-Effective Amendment No. 125		[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 126		[X]
(Check appropriate box or boxes)
NATIONWIDE VARIABLE INSURANCE TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1200 RIVER ROAD
CONSHOHOCKEN, PENNSYLVANIA 19428
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)
Registrant's Telephone Number, including Area Code: (484) 530-1300

Send Copies of Communications to:
ALLAN J. OSTER, ESQ.	BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000	STRADLEY RONON STEVENS & YOUNG, LLP
CONSHOHOCKEN, PENNSYLVANIA 19428	2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)	PHILADELPHIA, PENNSYLVANIA 19103
It is proposed that this filing will become effective: (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[x] on March 20, 2009 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on [date] pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [date] pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

     [X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 125, Amendment No. 126 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(b)(1)(iii) and incorporates by reference (i) the Prospectuses for the AllianceBernstein NVIT Global Fixed Income Fund, American Century NVIT Multi Cap Value Fund, Oppenheimer NVIT Large Cap Growth Fund, Templeton NVIT International Value Fund, NVIT Investor Destinations Capital Appreciation Fund and NVIT Investor Destinations Balanced Fund; (ii) two Statements of Additional Information relating to certain series of Nationwide Variable Insurance Trust; and (iii) the Part C. This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment No. 123, Amendment No. 124 until March 20, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 125, Amendment No. 126 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this 12th day of March, 2009.

        NATIONWIDE VARIABLE INSURANCE TRUST

By:	/s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact for
Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 125, AMENDMENT NO. 126 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 12TH DAY OF MARCH, 2009.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*

Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:  /s/Allan J. Oster
Allan J. Oster, Attorney-In Fact